Cover	Apr. 08, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 08, 2026
Current Fiscal Year End Date	--12-31
Entity File Number	001-41757
Entity Registrant Name	Haymaker Acquisition Corp. 4
Entity Central Index Key	0001970509
Entity Tax Identification Number	87-2213850
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	817 E. 4th Street
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74120
City Area Code	918
Local Phone Number	355-5700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Information [Line Items]
Entity Address, Address Line One	324 Royal Palm Way
Entity Address, Address Line Two	Suite 300-i
Entity Address, City or Town	Palm Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33480